Employee compensation and benefits - Director's emoluments (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Director Emoluments [Line Items]
Fees	£ 1,425,000	£ 1,427,000	£ 1,410,000
Salaries and other emoluments	3,182,000	2,792,000	2,294,000
Annual incentives	1,206,000	1,163,000	979,000
Long-term incentives	1,732,000	1,193,000	779,000
Directors' emoluments	7,545,000	6,575,000	5,462,000
Annual incentives, cash	602,958	581,561
Annual incentives, restricted shares	602,958	581,561
Long-term incentives, cash	566,033	493,868
Long-term incentives, restricted shares	1,165,574	699,652
Net defined benefit liability (asset)	£ 98,000,000	66,000,000
Required retention period	6 months
Employer contributions	£ 52,000,000	52,000,000	42,000,000
Director
Director Emoluments [Line Items]
Award vesting period	4 years
Vesting percentage	25.00%
Highest paid Director
Director Emoluments [Line Items]
Salaries and other emoluments	£ 1,638,000	1,641,000	1,641,000
Annual incentives	673,000	1,074,000	859,000
Long-term incentives	1,404,000	990,000	677,000
Directors' emoluments	3,715,000	3,705,000	£ 3,177,000
Annual incentives, cash	336,560	537,040
Annual incentives, restricted shares	336,560	537,040
Long-term incentives, cash	437,126	408,439
Long-term incentives, restricted shares	£ 967,230	581,165
Award vesting period	4 years
Vesting percentage	25.00%
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan	£ 403,922,000	410,403,000
Net defined benefit liability (asset)	3,506,170,000	3,811,422,000
Employer contributions	£ 0	£ 0